LOANS PAYABLE (Details Narrative)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Jul. 26, 2023 USD ($)	Sep. 30, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Outstanding as of December 31, 2022		$ 2,722,111		$ 762,416
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		2,469,713
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		237,016
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		7,691
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments		7,691
Bridge note [member]
IfrsStatementLineItems [Line Items]
Outstanding as of December 31, 2022						$ 3,200,000
Original issue discount amount						200,000
Borrowings start date						2,000,000
Loan was cancelled						$ 1,000,000
Bridege loan alto opportunity [member]
IfrsStatementLineItems [Line Items]
Loan Amount		$ 2,200,000
Tensure		4 months	4 months
Interest Rtae		0.00%
Outstanding as of December 31, 2022		$ 2,177,329
Borrowings start date		2023	2023
Line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 296,912						$ 400,000
Repayments of borrowings, classified as financing activities		$ 52,108	$ 70,017	$ 72,492	$ 98,589
Lines of credit repayable over 36 monthly installments [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 74,228						$ 100,000
Tensure	36 months
Interest Rtae	8.00%						8.00%
Margin percentage	0.88%						0.88%
Prepayments fee percentage	6.88%
Lines of credit repayable over 60 monthly installments [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 222,684						$ 300,000
Tensure	60 months
Interest Rtae	6.25%						6.25%